Warrants - Movement of warrant liability (Details) - Warrant liability - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of warrant liability
Beginning balance	¥ 66,347
Issuance of warrant		¥ 258,782
Change in fair value of warrant liability	(24,598)	(190,178)
Repurchase of warrant liability	(44,282)
Foreign currency translation adjustment	¥ 2,533	(2,257)
Ending balance		¥ 66,347